May 24, 2002



Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC 20549


RE: Midland National Life Separate Account C File Number 333-71800

Commissioners:

Enclosed for filing is a copy, including exhibits of Post-Effective Amendment Number 2 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (a) (I) of Rule 485. This amendment is being filed under 485 (a) because it includes a new prospectus of a new version of a variable annuity contract that has already been reviewed by you with an effective date of February 1, 2002 and amended May 1, 2002.

We have removed the financial figures, fund expense figures and associated footnotes for this initial filing. This information, along with Financial Statements and certain exhibits will be filed in an amendment pursuant to 485
(b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,





Tracy Michels
Assistant Vice President
Compliance

                           Registration No. 333-71800
                                    FORM N-4
                                    --------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                       ___

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       ___

                         Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. _2_

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. _2_

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                           (Exact Name of Registrant)
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                     One Midland Plaza Sioux Falls, SD 57193
               (Address of Depositor's Principal Executive Office)
                                  605-335-5700
              (Depositor's Telephone Number, including Area Code:)

                            _________________________

          Jack L. Briggs, Vice President, Secretary and General Counsel
                     Midland National Life Insurance Company
                     One Midland Plaza Sioux Falls, SD 57193
                     (Name and Address of Agent for Service)

                          Copy to: Frederick R. Bellamy
                        Sutherland Asbill & Brennan L L P
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404

It is proposed that this filing will become effective (check appropriate line):

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485
         ___ on May 1, 2002  pursuant to paragraph (b) of Rule 485
         _X_ 60 days after filing pursuant to paragraph (a) (1) of Rule 485 ___ on ___(date)_______ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following line:
         ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                     Titles of Securities Being Registered:

                      National AAdvantage Variable Annuity
                       National Advantage Variable Annuity

                 National AAdvantage Variable Annuity Prospectus

              Flexible Premium Deferred Variable Annuity issued by:
                     Midland National Life Insurance Company
      through the Midland National Life Separate Account C -- July 1, 2002


Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing. This prospectus is valid only when accompanied by the funds' current prospectuses.



The National AAdvantage Variable Annuity (the "contract ") offers You a unique menu of benefits and riders that may be particularly useful to You in meeting Your long-term savings and retirement needs. There are, however, costs and charges associated with these optional riders. We (Midland National Life Insurance Company) encourage You to carefully consider the costs and benefits of each rider You select to ensure that these riders are consistent with Your personal investment goals and needs. The minimum initial premium for a non-qualified contract is $10,000 (unless You elect an optional rider, at an additional cost). The minimum initial premium for a qualified contract is $2,000.

At no additional cost, We will award American Airlines mileage program miles pursuant to the AAdvantage Program based on the amount of your initial purchase payment. Additional miles may be awarded for subsequent purchase payments. Miles will not be awarded for any bonus amount received as a result of purchasing the Bonus Credit Rider.

A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266

The SAI, dated May 1, 2002, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

You may allocate Your premiums to Our Fixed Account and/or to the Separate Account investment divisions (see Definitions) that invest in the following portfolios.

 o VIP Money Market Portfolio              o  MFS VIT Emerging Growth Series             o  LEVCO Equity Value Fund
 o VIP High Income Portfolio               o  MFS VIT Research Series                    o  INVESCO VIF-Financial Services Fund
 o VIP Equity-Income Portfolio             o  MFS VIT Investors Trust Series             o  INVESCO VIF-Health Sciences Fund
 o VIP Growth Portfolio                    o  MFS VIT New Discovery Series               o  INVESCO VIF - Technology Fund
 o VIP Overseas Portfolio                  o  Lord Abbett Series Fund, Inc. Growth       o  INVESCO VIF - Utilities Fund
 o VIP MidCap Portfolio                       and Income Portfolio (hereinafter          o  Calvert VS Social Small Cap
 o VIP Asset ManagerSM Portfolio              referred to as Lord Abbett VC Growth          Growth Portfolio
 o VIP Investment Grade Bond Portfolio        and Income Portfolio)                      o  Calvert VS Social Mid Cap
 o VIP Contrafund(R)Portfolio              o  Lord Abbett Series Fund Inc. MidCap           Growth Portfolio
 o VIP Asset Manager: Growth(R) Portfolio     Value Portfolio (hereinafter referred      o  Calvert VS Social Equity Portfolio
 o VIP Index 500 Portfolio                    to as Lord Abbett VC MidCap                o  Berger IPT - Large Cap Growth Fund
 o VIP Growth & Income Portfolio              Value Portfolio)                           o  Berger IPT - Small Company Growth Fund
 o VIP Balanced Portfolio                  o  Lord Abbett Series Fund Inc.               o  J.P. Morgan Series Trust II
 o VIP Growth Opportunities Portfolio         International Portfolio (hereinafter          Bond Portfolio
 o American Century VP Capital                referred to as Lord Abbett VC              o  J.P. Morgan Series Trust II Small
   Appreciation Portfolio                     International Portfolio)                      Company Portfolio
 o American Century VP Value Portfolio     o  Alger American Small                       o  Rydex VT OTC Fund
 o American Century VP                        Capitalization Portfolio                   o  Rydex VT U.S. Government Money
   Balanced Portfolio                      o  Alger American MidCap Growth Portfolio        Market Fund
 o American Century VP                     o  Alger American Growth Portfolio            o  Rydex VT Nova Fund
   International Portfolio                 o  Alger American Leveraged AllCap Portfolio  o  Rydex VT Ursa Fund
 o American Century VP Income &            o  Van Eck Worldwide Hard Assets Fund         o  Rydex VT Arktos Fund
   Growth Portfolio                        o  Van Eck Worldwide Emerging Markets Fund


The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the federal deposit insurance corporation or any other agency.

                                TABLE OF CONTENTS

                                                                                                               Page


SUMMARY...........................................................................................................8
      Features of National AAdvantage Variable Annuity............................................................8
      Your "Free Look" Right......................................................................................8
      Your Accumulation Value.....................................................................................8
      Flexible Premium Payments...................................................................................9
      Bonus Credit Rider..........................................................................................9
      Minimum Premium Rider.......................................................................................9
      Investment Choices..........................................................................................9
      Transfers..................................................................................................11
      Surrenders.................................................................................................11
      Charges and Fees...........................................................................................12
      Mortality and Expense Risk Charge..........................................................................12
      Annual Maintenance Fee.....................................................................................12
      Transfer Fee...............................................................................................12
      Premium Taxes..............................................................................................12
      Optional Rider Charges.....................................................................................12
      Fee Table - Summary of Basic Contract  Fees................................................................12
      Fees for Optional Riders...................................................................................13
      Minimum Premium Rider......................................................................................13
      Guaranteed Minimum Death Benefit Rider.....................................................................13
      Higher Education Rider.....................................................................................14
      Estate Planning Rider......................................................................................14
      Fee Table Including All Optional Riders....................................................................14
      Portfolio Annual Expenses(1)...............................................................................15
      Expense Examples...........................................................................................17
      Suitability of the Contracts...............................................................................24
      Death Benefit..............................................................................................24
      Other Products.............................................................................................24
      Inquiries And Correspondence...............................................................................25
      State Variations...........................................................................................25
      Financial Information......................................................................................25

SEPARATE ACCOUNT C AND THE FUNDS.................................................................................25
      Our Separate Account And Its Investment Divisions..........................................................25
      The Funds..................................................................................................25
      Investment Policies Of The Funds' Portfolios...............................................................26
      We Own The Assets Of Our Separate Account..................................................................30
      Our Right To Change How We Operate Our Separate Account....................................................30

DETAILED INFORMATION ABOUT THE CONTRACT..........................................................................31
      Requirements for Issuance of a Contract....................................................................31
      American Airlines AAdvantage Program.......................................................................31
      Minimum Premium Rider......................................................................................32
      Free Look..................................................................................................32
      Tax-Free "Section 1035" Exchanges..........................................................................32
      Allocation of Premium Payments.............................................................................32
      Changing Your Premium Allocation Percentages...............................................................32
      Bonus Credit Rider.........................................................................................33
      Your Accumulation Value....................................................................................33
      Amounts In Our Separate Account............................................................................33
      The Fixed Account..........................................................................................33
      Transfers of Accumulation Value............................................................................34
      Market Timing and Excessive Trading Limits.................................................................34
      Surrenders.................................................................................................35
      Fixed Account Dollar Cost Averaging ("Fixed Account DCA")..................................................36
      Portfolio Rebalancing......................................................................................36
      Fixed Account Earnings Sweep Program.......................................................................37
      Systematic Withdrawals.....................................................................................37
      Free Surrender Amount......................................................................................37
      Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement................................38
      Death Benefit..............................................................................................38
      Guaranteed Minimum Death Benefit (GMDB)....................................................................38
      Payment of Death Benefits..................................................................................38
      Higher Education Rider.....................................................................................38
      Estate Planning Rider......................................................................................39

CHARGES, FEES AND DEDUCTIONS.....................................................................................39
      Surrender Charges on Surrenders............................................................................39
      Mortality and Expense Risk Charge..........................................................................39
      Annual Maintenance Fee.....................................................................................39
      Rider Charges..............................................................................................40
      Transfer Charge............................................................................................40
      Charges In The Funds.......................................................................................40
      Premium Taxes..............................................................................................40
      Other Taxes................................................................................................40

FEDERAL TAX STATUS...............................................................................................40
      Introduction...............................................................................................40
      Annuity Contracts in General...............................................................................40
      Qualified and Nonqualified Contracts.......................................................................41
      Diversification and Distribution Requirements..............................................................41
      Surrenders - Nonqualified Contracts........................................................................41
      Annuity Payments...........................................................................................42
      Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations.................................42
      Taxation of Death Benefit Proceeds.........................................................................42
      Transfers, Assignments or Exchange of Contracts............................................................42
      Possible Tax Law Changes...................................................................................43
      Separate Account Charges...................................................................................43

MATURITY DATE....................................................................................................43

SELECTING AN ANNUITY OPTION......................................................................................43
      Fixed Options..............................................................................................44
      Variable Options...........................................................................................44
      Payout Options.............................................................................................44
      Transfers after the Maturity Date..........................................................................45

ADDITIONAL INFORMATION...........................................................................................45
      Midland National Life Insurance Company....................................................................45
      Fund Voting Rights.........................................................................................45
      Our Reports to Owners......................................................................................45
      Contract Periods, Anniversaries............................................................................46
      Dividends..................................................................................................46
      Performance................................................................................................46
      Your Beneficiary...........................................................................................46
      Assigning Your Contract....................................................................................46
      When We Pay Proceeds From This Contract....................................................................47
      Sales Agreements...........................................................................................47
      Regulation.................................................................................................48
      Discount for Employees of Sammons Enterprises, Inc.........................................................48
      Legal Matters..............................................................................................48
      Financial Statements.......................................................................................48



Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account less any administration fees under Your in force contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid. This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. The annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the owner or annuitant dies before the maturity date.

Business Day means any day the New York Stock Exchange is open. Our business day ends when the New York Stock Exchange closes for regular trading.

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount We will pay when We receive due proof of the death of the owner or annuitant, prior to the maturity date and an election of how the death benefit is to be paid.

Gain means the difference, if any, between Your accumulation value and the premiums paid into this contract.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.



Issue Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Maturity Date means the date, specified in the contract, when annuity payments are to begin. The earliest possible maturity date is the 8th contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person who purchases a National AAdvantage Variable Annuity contract and makes the premium payments and is referred to as "You." The owner is entitled to exercise all rights and privileges provided in the contract.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee. If the annuitant or the owner dies prior to the maturity date, then the beneficiary is the payee.



Principal Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
1-877-586-0240.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, premium tax and annual maintenance fee.

Valuation Period means the time beginning at the close of the New York Stock Exchange on one business day and ending at the close of the New York Stock Exchange on the next business day.

SUMMARY

In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is in force.



Features of National AAdvantage Variable Annuity

The National AAdvantage Variable Annuity contract provides You with a basic contract to which You can add optional riders. For each optional rider You choose, a corresponding charge will be deducted. The flexible premium deferred variable annuity contract described in this prospectus provides for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.



The contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract).



This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right

You have a right to examine the contract and return it to Us. Your request generally must be postmarked no later than 10 days (or as required by state law) after You receive Your contract. (See "Free Look" on page 32 for more details.)

Your Accumulation Value
Your accumulation value depends on:



o  the amount and frequency of premium payments,
o  the selected portfolio's investment experience,
o  interest earned on amounts allocated to the Fixed Account,
o  partial surrenders, and
o  charges and deductions.

You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation Value" on page 33.)



Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You elect the minimum premium rider (at an additional cost) or purchase a qualified contract, We may accept an initial premium of only $2,000. Other premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Bonus Credit Rider

If You select the bonus credit rider, then We will apply a credit of 4.0% to each premium payment that You make in the first contract year. In exchange for this credit, We will charge an additional fee against Your Separate Account accumulation value during the first 7 contract years. Over time, the amount of the fees may exceed the amount of the bonus credits. In general, in order to receive a benefit from this rider, the Separate Account performance must be at least 8.34% annually. Generally, the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa.

Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year.

If you exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

Minimum Premium Rider

If You elect this rider, Your minimum initial premium requirement under a non-qualified contract will be only $2,000. You will incur an additional charge against Your Separate Account accumulation value until Your net premium (premiums less partial surrenders) is equal to or greater than the regular premium requirement of $10,000. Once Your net premium exceeds $10,000 the additional charge against Your Separate Account accumulation value will end, even if in the future Your Separate Account accumulation value falls below $10,000 due to negative investment performance. If, however, Your net premium never becomes greater than $10,000, then You will continue to incur the additional charge against Your Separate Account accumulation value until the maturity date.

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account or to Our Fixed Account, which pays interest at a declared rate, or to a combination of these options.

Each of the Separate Account investment divisions invests in shares of a corresponding portfolio of one of the following "series" type mutual funds:

(1) Fidelity's Variable Insurance Products Fund (VIP), (2) American Century's Variable Portfolios, Inc., (3) MFS(R)Variable Insurance Trusts, (4) Lord Abbett's Series Fund, Inc., (5) Alger American Fund, (6) Van Eck Global Worldwide Insurance Trust, (7) LEVCO Series Trust, (8). INVESCO Variable Investment Funds, Inc. (VIF), (9) Berger IPT Funds, (10) Calvert Variable Series, Inc., (11) J.P. Morgan Series Trust II, and (12) Rydex Variable Trust. The portfolios have different investment policies and objectives.


For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See " The Funds" on page 25.)

The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund are:

o VIP Money Market Portfolio
o VIP High Income Portfolio
o VIP Equity-Income Portfolio
o VIP Growth Portfolio
o VIP Overseas Portfolio
o VIP MidCap Portfolio
o VIP Asset Manager Portfolio
o VIP Investment Grade Bond Portfolio
o VIP Contrafund(R) Portfolio
o VIP Asset Manager: Growth Portfolio
o VIP Index 500 Portfolio
o VIP Growth & Income Portfolio
o VIP Balanced Portfolio
o VIP Growth Opportunities Portfolio

The investment divisions that invest in portfolios of the American Century Variable Portfolios, Inc. are:

o VP Capital Appreciation Portfolio
o VP Value Portfolio
o VP Balanced Portfolio
o VP International Portfolio
o VP Income & Growth Portfolio

The investment divisions that invest in portfolios of the MFS(R) Variable Insurance Trusts are:

o VIT Emerging Growth Series
o VIT Research Series
o VIT Investors Trust Series
o VIT New Discovery Series

The investment divisions that invest in portfolios of the Lord Abbett Series Fund, Inc. are:

o Lord Abbett VC Growth & Income Portfolio
o Lord Abbett VC MidCap Value Portfolio
o Lord Abbett VC International Portfolio

The investment divisions that invest in portfolios of the Alger American Fund are:

o Alger American Small Capitalization Portfolio
o Alger American MidCap Growth Portfolio
o Alger American Growth Portfolio
o Alger American Leveraged AllCap Portfolio

The investment divisions that invest in portfolios of the Van Eck Global Worldwide Insurance Trust are:

o Worldwide Hard Assets Fund
o Worldwide Emerging Markets Fund

The investment divisions that invest in portfolios of the LEVCO Series Trust are:

o LEVCO Equity Value Fund

The investment divisions that invest in portfolios of the INVESCO Variable Investment Funds, Inc. are:

o VIF-Financial Services Fund
o VIF-Health Sciences Fund
o VIF - Technology Fund
o VIF - Utilities Fund

The investment divisions that invest in portfolios of the Berger IPT Funds are:

o Berger IPT - Large Cap Growth Fund
o Berger IPT - Small Company Growth Fund

The investment divisions that invest in portfolios of the Calvert Variable Series, Inc. are:

o Calvert Variable Series Social Small Cap Growth Portfolio
o Calvert Variable Series Social Mid Cap Growth Portfolio
o Calvert Variable Series Social Equity Portfolio

The investment divisions that invest in portfolios of the J.P. Morgan Series Trust II are:

o J.P. Morgan Series Trust II Bond Portfolio
o J.P. Morgan Series Trust II Small Company Portfolio

The investment divisions that invest in Rydex Variable Trust are:



o Rydex VT OTC Fund
o Rydex VT U.S. Government Money Market Fund
o Rydex VT Nova Fund
o Rydex VT Ursa Fund
o Rydex VT Arktos Fund



Each portfolio pays a different investment management or advisory fee and different operating expenses. The fees and expenses for the year ending December 31, 2001 are shown under the table of Portfolio Annual Expenses. See "Investment Policies Of The Funds' Portfolios" on page 26, and "Charges In The Funds" on page 40.

Transfers

You may transfer Your accumulation value among the investment divisions and between the Fixed Account and the investment divisions before the maturity date (although We may restrict or eliminate this transfer privilege at any time). After the maturity date, You may make two transfers each year among the Separate Account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $15 administrative charge after the 12th transfer in a contract year.

Transfer requests received before the New York Stock Exchange closes will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day". For limitations on transfers to and from the Fixed Account, see "The Fixed Account" on page 33.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 37) (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your net premiums (premiums less prior partial surrenders, as determined on the date of the withdrawal request), once each contract year without incurring a surrender charge. (See "Free Surrender Amount" on Page 37). We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and are taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 39, "FEDERAL TAX STATUS" on page 40, and "SELECTING AN ANNUITY OPTION" on page 43.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Partial Waiver of Surrender Charge - Charitable Remainder Trust.



This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of: a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Charges and Fees



Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. (See "Surrender Charges on Surrenders" on page 39.)

The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:


       Length of Time                 Surrender
    From Premium Payment               Charge
      (Number of Years)
              1                          7%
              2                          7%
              3                          6%
              4                          5%
              5                          4%
              6                          3%
              7                          2%
              8+                         0%
No surrender charge will be assessed upon:
(a)      payment of death benefits; or
(b)      exercise of the free look right.


In addition, the surrender charge may be partially waived pursuant to the Charitable Remainder Trust rider. Certain conditions may apply to this waiver. Please refer to Your contract for details.

Surrenders may be subject to tax consequences. (See "FEDERAL TAX STATUS" on page 40.)

Mortality and Expense Risk Charge

We currently deduct a 0.95% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks under the contract. (See "Mortality and Expense Risk Charge" on page 12)

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the $30 annual maintenance fee for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 39.)

Transfer Fee

There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct from Your accumulation value at surrender, death or annuitization the amount of any premium taxes levied by a state or any government entity. (See "Premium Taxes" on page 40).



Optional Rider Charges



We deduct an additional fee for each optional rider You select. For a list of these charges, see "Fees for Optional Riders" on page 13 and the description of each rider.

Fee Table - Summary of Basic Contract  Fees

This information is intended to assist You in understanding the various costs and expenses that You will bear under the basic contract with no optional riders elected. It reflects expenses of the Separate Account as well as the portfolios.

Contract Owner Transaction Expenses

  Sales Load Imposed on Purchases....................................None
  Transfer Fee (There is currently no charge for transfers.
  We reserve the right to charge $15 for each transfer in excess of 12
  in one contract year)....................................       $0 - $15
  Maximum Surrender Charge (as a percentage of premium withdrawn)....7.00%
Annual Maintenance Fee (current charge) (1).........................$30.00
Annual Maintenance Fee (maximum charge) (1).........................$60.00
Separate Account Annual Expenses (as a percentage of
average daily accumulation value)
  Mortality and Expense Risk Charge (current charge).................0.95%
  Mortality and Expense Risk Charge (maximum charge).................0.95%
Total Separate Account Expenses for the Basic Contract (currently)...0.95%

(1) The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. The annual maintenance fee is deducted only when the net premiums are less than $50,000. In the example, the annual maintenance fee is approximated as a 0.09% annual asset charge based on the anticipated average net premiums of the contracts.

                            Fees for Optional Riders

You may add various riders to the basic contract. You must elect these riders on Your contract supplemental application. We will deduct a corresponding charge for each optional rider You elect. These are daily charges, as a percentage of Your daily accumulation value, at the annual rates specified below. Charges for these optional riders are in addition to the charges for the basic contract (stated above). If You elect all of these riders, the total Separate Account expenses currently would be 3.60% per year. We reserve the right to change the charge for each optional rider. Once elected, these optional riders may not be terminated.

The following brief descriptions of the riders are only summaries. Each rider is subject to particular terms and conditions that are specified in the rider itself, so You should read each rider carefully if You are interested in it.

Bonus Credit Rider

If You elect this rider on Your supplemental application, then We will credit a 4.0% bonus credit to Your premium payments received during the first contract year. We will deduct an additional daily charge assessed against Your Separate Account accumulation value during the first 7 contract years at the annual rate noted below:

     4.0% Bonus Credit Charge (current charge)..................0.60%
     4.0% Bonus Credit Charge (maximum charge)..................0.70%

Minimum Premium Rider

If You elect this rider on Your supplemental application, then We will lower the amount of the minimum initial premium required for non-qualified contracts from $10,000 to $2,000 for an additional daily charge against Your Separate Account accumulation value until Your net premium is greater than the regular minimum premium requirement of $10,000. If the net premium is never greater than $10,000, then the additional daily charge will continue until the maturity date. The charge for this rider is at the annual rate noted below:

     Minimum Premium Rider Charge (current charge)..............0.25%
     Minimum Premium Rider Charge (maximum charge)..............0.50%

Guaranteed Minimum Death Benefit Rider

If You elect this rider on Your supplemental application, then We will guarantee that the death benefit will be the greater of total premiums minus partial surrenders accumulated at 6% per year (limited to an additional 100% of premiums minus adjustments for partial surrenders) or the accumulation value. Adjustments for any partial surrenders will reduce the Death Benefit by the same proportion the accumulation value was reduced by the partial surrender. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate noted below:

     Guaranteed Minimum Death Benefit Rider Charge (current charge).....0.50%
     Guaranteed Minimum Death Benefit Rider Charge (maximum charge).....0.75%

Higher Education Rider

If You elect this rider on Your supplemental application, then We will provide an extra benefit equal to 10% of the gain, under this contract, of the partial or full surrender amount. This rider is only available for non-qualified contracts. Under this rider, You may request a partial or full surrender, made directly payable to a United States accredited institution of higher education, at any time after the 7th contract anniversary and prior to the maturity date. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate noted below:

     Higher Education Rider Charge (current charge).............0.95%
     Higher Education Rider Charge (maximum charge).............4.00%

Estate Planning Rider

If You elect this rider on Your supplemental application, then We will provide an extra death benefit of 40% of the gain in this contract upon the death of the owner or annuitant prior to the maturity date. This rider is only available for non-qualified contracts. The maximum extra death benefit is limited to 50% of the net premiums. If You have no gain when the death benefit is calculated, then You will receive no benefit. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate listed below:

     Estate Planning Rider Charge (current charge)................0.35%
     Estate Planning Rider Charge (maximum charge)................0.75%

                     Fee Table Including All Optional Riders

This information is intended to assist You in understanding the various costs and expenses that You will bear if You elect all of the optional riders.

Contract Owner Transaction Expenses

    Sales Load Imposed on Purchases.............................         None
    Transfer Fee (There is currently no charge for transfers.
    We reserve the right to charge $15 for each transfer in excess of 12
    in one contract year)....................................        $0 - $15
    Maximum Surrender Charge (as a percentage of premium withdrawn).    7.00%
Annual Maintenance Fee  (current; see footnote 1 above)................$30.00
Annual Maintenance Fee (maximum charge; see footnote 1 above)..........$60.00

Separate Account Annual Expenses (as a percentage of average daily accumulation value)

                                                         Current  Maximum
    Mortality and Expense Risk Charge.................... 0.95%    0.95%
    Bonus Credit Rider Charge............................ 0.60%    0.70%
    Minimum Premium Rider Charge......................... 0.25%    0.50%
    Guaranteed Minimum Death Benefit Rider Charge........ 0.50%    0.75%
    Higher Education Rider Charge........................ 0.95%    4.00%
    Estate Planning Rider Charge......................... 0.35%    0.75%
Total Separate Account Expenses for a Contract
with all of the Optional Riders...........................3.60%    7.65%

Portfolio Annual Expenses(1)

(Expressed as a percentage of Portfolio average net assets after fee waivers and expense reimbursement but before any reductions for custodian and other expense offsets.)

                                                                                                                 TOTAL
                                                         MANAGEMENT           12b-1            OTHER            ANNUAL
                                                            FEES              FEES            EXPENSES         EXPENSES(2)
VIP Money Market Portfolio                                  0.18%             0.00%            0.10%             0.28%
VIP High Income(3) Portfolio                                0.58%             0.25%            0.15%             0.98%
VIP Equity-Income(3) Portfolio                              0.48%             0.25%            0.11%             0.84%
VIP Growth(3) Portfolio                                     0.58%             0.25%            0.10%             0.93%
VIP Overseas(3) Portfolio                                   0.73%             0.25%            0.20%             1.18%
VIP MidCap(3) Portfolio                                     0.58%             0.25%            0.11%             0.94%
VIP Asset Manager(3) Portfolio                              0.53%             0.25%            0.12%             0.90%
VIP Investment Grade Bond Portfolio                         0.43%             0.25%            0.14%             0.82%
VIP Contrafund(R)(3) Portfolio                              0.58%             0.25%            0.11%             0.94%
VIP Asset Manager:  Growth(3) Portfolio                     0.58%             0.25%            0.17%             1.00%
VIP Index 500(4) Portfolio                                  0.24%             0.25%            0.04%             0.53%
VIP Growth & Income(3) Portfolio                            0.48%             0.25%            0.11%             0.84%
VIP Balanced(3) Portfolio                                   0.43%             0.25%            0.15%             0.83%
VIP Growth Opportunities(3) Portfolio                       0.58%             0.25%            0.12%             0.95%
American Century VP Capital Appreciation(8) Portfolio       1.00%             0.00%            0.00%             1.00%
American Century VP Value(9)  Portfolio                     0.90%             0.25%            0.00%             1.15%
American Century VP Balanced(10)  Portfolio                 0.90%             0.00%            0.00%             0.90%
American Century VP International(11)  Portfolio            1.40%             0.25%            0.00%             1.65%
American Century VP Income & Growth Portfolio               0.70%             0.25%            0.00%             0.95%
MFS VIT Emerging Growth(5) Series                           0.75%             0.25%            0.12%             1.12%
MFS VIT Research(5) Series                                  0.75%             0.25%            0.15%             1.15%
MFS VIT Investors Trust(5) Series                           0.75%             0.25%            0.15%             1.15%
MFS VIT New Discovery(5) (6) Series                         0.90%             0.25%            0.19%             1.34%
Lord Abbett VC Growth & Income Portfolio                    0.50%             0.25%            0.22%             0.97%
Lord Abbett VC MidCap Value(7) Portfolio                    0.75%             0.25%            0.10%             1.10%
Lord Abbett VC International(7) Portfolio                   1.00%             0.25%            0.10%             1.35%
Alger American Small Capitalization Portfolio               0.85%             0.00%            0.07%             0.92%
Alger American MidCap Growth Portfolio                      0.80%             0.00%            0.08%             0.88%
Alger American Growth Portfolio                             0.75%             0.00%            0.06%             0.81%
Alger American Leveraged AllCap Portfolio                   0.85%             0.00%            0.07%             0.92%
Van Eck Worldwide Hard Assets(12) Fund                      1.00%             0.00%            0.15%             1.15%
Van Eck Worldwide Emerging Markets (12) Fund                1.00%             0.00%            0.28%             1.28%
LEVCO Equity Value(13) Fund                                 0.85%             0.00%            0.25%             1.10%
INVESCO VIF-Financial Services Fund                         0.75%             0.00%            0.32%             1.07%
INVESCO VIF-Health Sciences Fund                            0.75%             0.00%            0.31%             1.06%
INVESCO VIF-Technology Fund                                 0.75%             0.00%            0.32%             1.07%
INVESCO VIF-Utilities(14) Fund                              0.60%             0.00%            0.77%             1.37%
Calvert VS Social Small Cap Growth Portfolio(15)            1.00%             0.00%            0.39%             1.39%
Calvert VS Social Mid Cap Growth Portfolio(15)              0.90%             0.00%            0.23%             1.13%
Calvert VS Social Equity Portfolio(16)                      0.70%             0.00%            0.64%             1.34%
Berger IPT-Large Cap Growth Fund(17)                        0.75%             0.25%            0.15%             1.15%
Berger IPT-Small Company Growth Fund(17)                    0.85%             0.25%            0.13%             1.23%
J.P. Morgan Series Trust II Bond Portfolio                  0.30%             0.00%            0.45%             0.75%
J.P. Morgan Series Trust II Small Company Portfolio         0.60%             0.00%            0.55%             1.15%
Rydex VT OTC Fund                                           0.75%             0.00%            0.70%             1.45%
Rydex VT U.S. Government Money Market Fund                  0.50%             0.00%            0.69%             1.19%
Rydex VT Nova Fund                                          0.75%             0.00%            0.70%             1.45%
Rydex VT Ursa Fund                                          0.90%             0.00%            0.99%             1.89%
Rydex VT Arktos Fund                                        0.90%             0.00%            1.33%             2.23%

(1) The underlying fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the fund data.

(2) The annual expenses shown are based on actual expenses for 2001 except as described in footnote (7). The expenses shown for Fidelity's VIP Portfolios are those applicable to the Service Class 2, except for the VIP Money Market Portfolio which is the Initial Class. The expenses shown for the American Century Value Portfolios are those applicable to Class II with the exception of the Capital Appreciation and Balanced portfolios which are Class I.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(4) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses exceed 0.53%. This arrangement can be discontinued by the fund's manager at any time. . Without this reimbursement, other expenses and total annual expenses in 2001 would have been 0.12% and 0.61% respectively.

(5) Each MFS VIT Series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Annual Expenses" would be lower, and for service class shares would be estimated to be:

MFS VIT Emerging Growth Series     1.11%
MFS VIT Research Series            1.14%
MFS VIT Investors Trust Series     1.14%
MFS VIT New Discovery Series       1.30%

The Series' Custodian Fee was reduced by 0.01%. This arrangement may be discontinued by the fund's manager at any time. The MFS VIT New Discovery Series figure of 1.30% shown here also takes into account a 0.03% fee waiver/expense reimbursement described in footnote 6.

(6) For the MFS New Discovery Series, MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the fund manager's board of trustees which oversees the series.

(7) The information in the chart relating to the Lord Abbett Series Fund Mid Cap Value and International portfolios have been restated to reflect the fees and expenses that will be applicable during 2002. For the year2001, Lord Abbett & Co. (Lord Abbett), the investment adviser for the Mid Cap Value and International Portfolios, voluntarily waived a portion of its management fees and subsidized a portion of each of the portfolio's expenses to the extent necessary to maintain the "Other Expenses" and "12b-1 Fees" of each portfolio at an aggregate of 0.35% of its average daily net assets. Absent any waivers and reimbursements, the "Total Annual Expenses Before Reimbursement" for the Mid Cap Value and International Portfolios would have been 1.20% and 6.15% respectively for the year 2001. For the year2002, Lord Abbett does not intend to waive its management fees for the Mid Cap Value and International Portfolios but has contractually agreed to continue to reimburse a portion of each of the portfolio's expenses to the extent necessary to maintain the "Other Expenses" and any "12b-1 Fees" of each portfolio at an aggregate of 0.35% of its average daily net assets.

(8) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $500 Million               1.00%
Next $500 Million                0.95%
Over $1 Billion                  0.90%

(9) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $500 Million               0.90%
Next $500 Million                0.85%
Over $1 Billion                  0.80%

(10) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $250 Million               .090%
Next $250 Million                0.85%
Over $500 Million                0.80%

(11) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $250 Million                1.40%
Next $250 Million                 1.10%
Over $500 Million                 1.00%

(12) Van Eck may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Funds. This arrangement may be discontinued at any time. Without this reimbursement in 2001, the Hard Assets Fund would have had total expenses of 1.18% and the Emerging Markets Fund would have had total expenses of 1.30%.

(13) Levco voluntarily has undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. Without this reimbursement in 2001, the Levco Equity Value Fund would have had total expenses of 1.53%. The investment adviser has reserved the right to discontinue this arrangement at any time.

(14) The INVESCO VIF Utilities Fund actual Other Expenses and Total Annual Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. After absorption, but excluding any offset arrangements, the Fund's Other Expenses and Total Annual Expenses were 0.55% and 1.15%, respectively, of the Fund's average net assets.

(15) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 1.22% for Social Small Cap Growth and 1.10% for Social Mid Cap Growth.

(16) Annual Fund Operating Expenses are based on estimates for the upcoming fiscal year. Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The Advisor has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through April 30, 2003. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Portfolio has an offset arrangement with its custodian whereby the custodian and transfer agents fees may be paid indirectly by credits on the Portfolios uninvested cash balances. These credits are used to reduce the Portfolio's expenses. The contractual expense cap is 0.98%. The contractual expense cap is "net expenses". This is maximum amount of operating expenses that may be charged to the Portfolio through April 30, 2003.

(17) Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% for Large Cap Growth, and 1.15% for Small Company Growth, of the average daily net assets of the Fund.

                                Expense Examples

The following tables show what Your costs would be under this contract under certain assumptions. These examples are based on the actual charges and expenses for the contract, the elective riders, and the portfolios (for the year 2001) as stated in the Fee Table above. These examples assume that the applicable portfolio fee waivers and expense reimbursements will continue for the length of time shown in the examples. We cannot guarantee that they will continue.

EXAMPLE 1 (Contract surrendered, No riders)
Example 1 below shows the dollar amount of expenses that You would pay if You:

o    invested $1,000 in a investment division;

o    earned a 5% annual return on Your investment;

o fully surrendered or annuitized Your contract at the end of the period and We deducted the basic contract's surrender charge and a $30 annual maintenance fee; and

o selected none of the optional riders thereby resulting in maximum Separate Account charges of 0.95% per year.

                                                         ONE        THREE
                                                         YEAR       YEARS
VIP Money Market Portfolio                                77         96
VIP High Income Portfolio                                 84         118
VIP Equity-Income(3) Portfolio                            83         114
VIP Growth(3) Portfolio                                   83         116
VIP Overseas(3) Portfolio                                 86         124
VIP MidCap(3)  Portfolio                                  84         117
VIP Asset Manager Portfolio                               83         115
VIP Investment Grade Bond(4) Portfolio                    82         113
VIP Contrafund(R)(3) Portfolio                            84         117
VIP Asset Manager: Growth(3) Portfolio                    84         118
VIP Index 500(4)  Portfolio                               79         104
VIP Growth & Income(4) Portfolio                          83         114
VIP Balanced (3) Portfolio                                82         113
VIP Growth Opportunities(3) Portfolio                     84         117
American Century VP Capital Appreciation Portfolio        84         118
American Century VP Value Portfolio                       86         123
American Century VP Balanced Portfolio                    83         115
American Century VP International Portfolio               91         138
American Century VP Income & Growth Portfolio             84         117
MFS VIT Emerging Growth(5) Series                         85         122
MFS VIT Research(5) Series                                86         123
MFS VIT Investors Trust(5) Series                         86         123
MFS VIT New Discovery (5)(6) Series                       88         129
Lord Abbett VC Growth and Income Portfolio                84         118
Lord Abbett VC MidCap Value(7) Portfolio                  85         121
Lord Abbett VC International(7) Portfolio                 88         129
Alger American Small Capitalization Portfolio             83         116
Alger American MidCap Growth Portfolio                    83         115
Alger American Growth Portfolio                           82         113
Alger American Leveraged AllCap Portfolio                 83         116
Van Eck Worldwide Hard Assets(8) Fund                     86         123
Van Eck Worldwide Emerging Markets(8)  Fund               87         127
LEVCO Equity Value(9) Fund                                85         121
INVESCO VIF-Financial Services Fund                       85         121
INVESCO VIF-Health Sciences Fund                          85         120
INVESCO VIF-Technology Fund                               85         121
INVESCO VIF-Utilities(10) Fund                            88         130
Calvert VS Social Small Cap Growth(11) Portfolio          88         130
Calvert VS Social Mid Cap Growth(11)  Portfolio           86         122
Calvert VS Social Equity(11)  Portfolio                   84         118
Berger IPT-Large Cap Growth(12) Fund                      86         123
Berger IPT-Small Company Growth(12)  Fund                 87         125
J.P. Morgan Series Trust II Bond Portfolio                82         111
J.P. Morgan Series Trust II Small Company Portfolio       86         123
Rydex VT OTC Fund                                         89         132
Rydex VT U.S. Government Money Market Fund                86         124
Rydex VT Nova Fund                                        89         132
Rydex VT Ursa Fund                                        93         145
Rydex VT Arktos Fund                                      96         155

EXAMPLE 2 (Contract surrendered, All riders, Current charges)

Example 2 has the same assumptions as Example 1, except that it assumes You selected all of the optional riders for maximum Separate Account charges of 3.60 % at current rates.

                                                         ONE        THREE
                                                         YEAR       YEARS
VIP Money Market Portfolio                               105         180
VIP High Income Portfolio                                112         201
VIP Equity-Income(3) Portfolio                           111         197
VIP Growth(3) Portfolio                                  112         199
VIP Overseas(3) Portfolio                                114         207
VIP MidCap(3)  Portfolio                                 112         200
VIP Asset Manager Portfolio                              111         199
VIP Investment Grade Bond(4) Portfolio                   111         196
VIP Contrafund(R)(3) Portfolio                           112         200
VIP Asset Manager: Growth(3) Portfolio                   112         202
VIP Index 500(4)  Portfolio                              108         188
VIP Growth & Income(4) Portfolio                         111         197
VIP Balanced (3) Portfolio                               111         197
VIP Growth Opportunities(3) Portfolio                    112         200
American Century VP Capital Appreciation Portfolio       112         202
American Century VP Value Portfolio                      114         206
American Century VP Balanced Portfolio                   111         199
American Century VP International Portfolio              119         220
American Century VP Income & Growth Portfolio            112         200
MFS VIT Emerging Growth(5) Series                        114         205
MFS VIT Research(5) Series                               114         206
MFS VIT Investors Trust(5) Series                        114         206
MFS VIT New Discovery (5)(6) Series                      116         211
Lord Abbett VC Growth and Income Portfolio               112         201
Lord Abbett VC MidCap Value(7) Portfolio                 113         204
Lord Abbett VC International(7) Portfolio                116         212
Alger American Small Capitalization Portfolio            112         199
Alger American MidCap Growth Portfolio                   111         198
Alger American Growth Portfolio                          110         196
Alger American Leveraged AllCap Portfolio                112         199
Van Eck Worldwide Hard Assets(8) Fund                    114         206
Van Eck Worldwide Emerging Markets(8) Fund               115         210
LEVCO Equity Value(9) Fund                               113         204
INVESCO VIF-Financial Services Fund                      113         204
INVESCO VIF-Health Sciences Fund                         113         203
INVESCO VIF-Technology Fund                              113         204
INVESCO VIF-Utilities(10) Fund                           116         212
Calvert VS Social Small Cap Growth(11) Portfolio         116         231
Calvert VS Social Mid Cap Growth(11)  Portfolio          114         205
Calvert VS Social Equity(11)  Portfolio                  112         201
Berger IPT-Large Cap Growth(12) Fund                     114         206
Berger IPT-Small Company Growth(12)  Fund                115         208
J.P. Morgan Series Trust II Bond Portfolio               110         194
J.P. Morgan Series Trust II Small Company Portfolio      114         206
Rydex VT OTC Fund                                        117         215
Rydex VT U.S. Government Money Market Fund               114         207
Rydex VT Nova Fund                                       117         215
Rydex VT Ursa Fund                                       121         227
Rydex VT Arktos Fund                                     125         237

EXAMPLE 3 (No surrender, No riders)

Example 3 has the same assumptions as Example 1, except that You do not surrender or annuitize Your contract. Surrender charges are not deducted. Like Example 1, We assume that You selected the basic contract only and none of the optional riders, resulting in total Separate Account charges of 0.95% per year.

                                                          ONE        THREE
                                                          YEAR       YEARS
VIP Money Market Portfolio                                 14         42
VIP High Income Portfolio                                  21         64
VIP Equity-Income(3) Portfolio                             20         60
VIP Growth(3) Portfolio                                    20         62
VIP Overseas(3) Portfolio                                  23         70
VIP MidCap(3)  Portfolio                                   21         63
VIP Asset Manager Portfolio                                20         61
VIP Investment Grade Bond(4) Portfolio                     19         59
VIP Contrafund(R)(3) Portfolio                             21         63
VIP Asset Manager: Growth(3) Portfolio                     21         64
VIP Index 500(4)  Portfolio                                16         50
VIP Growth & Income(4) Portfolio                           20         60
VIP Balanced (3) Portfolio                                 19         59
VIP Growth Opportunities(3) Portfolio                      21         63
American Century VP Capital Appreciation Portfolio         21         64
American Century VP Value Portfolio                        23         69
American Century VP Balanced Portfolio                     20         61
American Century VP International Portfolio                28         84
American Century VP Income & Growth Portfolio              21         63
MFS VIT Emerging Growth(5) Series                          22         68
MFS VIT Research(5) Series                                 23         69
MFS VIT Investors Trust(5) Series                          23         69
MFS VIT New Discovery (5)(6) Series                        25         75
Lord Abbett VC Growth and Income Portfolio                 21         64
Lord Abbett VC MidCap Value(7) Portfolio                   22         67
Lord Abbett VC International(7) Portfolio                  25         75
Alger American Small Capitalization Portfolio              20         62
Alger American MidCap Growth Portfolio                     20         61
Alger American Growth Portfolio                            19         59
Alger American Leveraged AllCap Portfolio                  20         62
Van Eck Worldwide Hard Assets(8)  Fund                     23         69
Van Eck Worldwide Emerging Markets(8) Fund                 24         73
LEVCO Equity Value(9)  Fund                                22         67
INVESCO VIF-Financial Services Fund                        22         67
INVESCO VIF-Health Sciences Fund                           22         66
INVESCO VIF-Technology Fund                                22         67
INVESCO VIF-Utilities(10) Fund                             25         76
Calvert VS Social Small Cap Growth(11) Portfolio           25         76
Calvert VS Social Mid Cap Growth(11)  Portfolio            23         68
Calvert VS Social Equity(11)  Portfolio                    21         64
Berger IPT-Large Cap Growth(12) Fund                       23         69
Berger IPT-Small Company Growth(12)  Fund                  24         71
J.P. Morgan Series Trust II Bond Portfolio                 19         57
J.P. Morgan Series Trust II Small Company Portfolio        23         69
Rydex VT OTC Fund                                          26         78
Rydex VT U.S. Government Money Market Fund                 23         70
Rydex VT Nova Fund                                         26         78
Rydex VT Ursa Fund                                         30         91
Rydex VT Arktos Fund                                       33         101

EXAMPLE 4 (No surrenders, All riders, Current charges)

Example 4 has the same assumptions as Example 2, except that You do not surrender or annuitize Your contract. Surrender charges are not deducted. Like Example 2, We assume that You selected the optional riders for maximum Separate Account charges of 3.60% (at current rates).

                                                         ONE     THREE
                                                        YEAR      YEARS
VIP Money Market Portfolio                               42        126
VIP High Income Portfolio                                49        147
VIP Equity-Income(3) Portfolio                           48        143
VIP Growth(3) Portfolio                                  49        145
VIP Overseas(3) Portfolio                                51        153
VIP MidCap(3)  Portfolio                                 49        146
VIP II Asset Manager Portfolio                           48        145
VIP Investment Grade Bond(4) Portfolio                   48        142
VIP Contrafund(R)(3) Portfolio                           49        146
VIP Asset Manager: Growth(3) Portfolio                   49        148
VIP Index 500(4)  Portfolio                              45        134
VIP Growth & Income(4) Portfolio                         48        143
VIP Balanced (3) Portfolio                               48        143
VIP Growth Opportunities(3) Portfolio                    49        146
American Century VP Capital Appreciation Portfolio       49        148
American Century VP Value Portfolio                      51        152
American Century VP Balanced Portfolio                   48        145
American Century VP International Portfolio              56        166
American Century VP Income & Growth Portfolio            49        146
MFS VIT Emerging Growth(5) Series                        51        151
MFS VIT Research(5) Series                               51        152
MFS VIT Investors Trust(5) Series                        51        152
MFS VIT New Discovery (5)(6) Series                      53        157
Lord Abbett VC Growth and Income Portfolio               49        147
Lord Abbett VC MidCap Value(7) Portfolio                 50        150
Lord Abbett VC International(7) Portfolio                53        158
Alger American Small Capitalization Portfolio            49        145
Alger American MidCap Growth Portfolio                   48        144
Alger American Growth Portfolio                          47        142
Alger American Leveraged AllCap Portfolio                49        145
Van Eck Worldwide Hard Assets(8) Fund                    51        152
Van Eck Worldwide Emerging Markets(8) Fund               52        156
LEVCO Equity Value(9)  Fund                              50        150
INVESCO VIF-Financial Services Fund                      50        150
INVESCO VIF-Health Sciences Fund                         50        149
INVESCO VIF-Technology Fund                              50        150
INVESCO VIF-Utilities(10)  Fund                          53        158
Calvert VS Social Small Cap Growth(11)  Portfolio        53        159
Calvert VS Social Mid Cap Growth(11)  Portfolio          51        151
Calvert VS Social Equity(11)  Portfolio                  49        147
Berger IPT-Large Cap Growth(12)  Fund                    51        152
Berger IPT-Small Company Growth(12)  Fund                52        154
J.P. Morgan Series Trust II Bond Portfolio               47        140
J.P. Morgan Series Trust II Small Company Portfolio      51        152
Rydex VT OTC Fund                                        54        161
Rydex VT U.S. Government Money Market Fund               51        153
Rydex VT Nova Fund                                       54        161
Rydex VT Ursa Fund                                       58        173
Rydex VT Arktos Fund                                     62        183

EXAMPLE 5 (Contract surrendered, All riders, All maximum rider charges) Example 5 below shows the dollar amount of expenses that You would pay if You:

o    invested $1,000 in a investment division;

o    earned a 5% annual return on Your investment;

o fully surrendered or annuitized Your contract at the end of the period and We deducted the contract's surrender charge, maximum mortality and expense risk charge of 0.95% and a $60 annual maintenance fee; and

o selected all of the optional riders thereby resulting in maximum Separate Account charges of 7.65% per year (at maximum rates).

                                                        ONE       THREE
                                                        YEAR      YEARS
VIP Money Market Portfolio                              146         296
VIP High Income Portfolio                               153         314
VIP Equity-Income(3) Portfolio                          152         310
VIP Growth(3) Portfolio                                 153         312
VIP Overseas(3) Portfolio                               155         319
VIP MidCap(3)  Portfolio                                153         313
VIP Asset Manager Portfolio                             152         312
VIP Investment Grade Bond(4) Portfolio                  152         310
VIP Contrafund(R)(3) Portfolio                          153         313
VIP Asset Manager: Growth(3) Portfolio                  153         314
VIP Index 500(4)  Portfolio                             149         302
VIP Growth & Income(4) Portfolio                        152         310
VIP Balanced (3) Portfolio                              152         310
VIP Growth Opportunities(3) Portfolio                   153         313
American Century VP Capital Appreciation Portfolio      153         314
American Century VP Value Portfolio                     155         318
American Century VP Balanced Portfolio                  153         312
American Century VP International Portfolio             160         331
American Century VP Income & Growth Portfolio           153         313
MFS VIT Emerging Growth(5) Series                       155         317
MFS VIT Research(5) Series                              155         318
MFS VIT Investors Trust(5) Series                       155         318
MFS VIT New Discovery (5)(6) Series                     157         323
Lord Abbett VC Growth and Income Portfolio              153         313
Lord Abbett VC MidCap Value(7) Portfolio                154         317
Lord Abbett VC International(7) Portfolio               157         323
Alger American Small Capitalization Portfolio           153         312
Alger American MidCap Growth Portfolio                  152         311
Alger American Growth Portfolio                         152         309
Alger American Leveraged AllCap Portfolio               153         312
Van Eck Worldwide Hard Assets(8) Fund                   155         318
Van Eck Worldwide Emerging Markets(8) Fund              156         321
LEVCO Equity Value(9)  Fund                             154         317
INVESCO VIF-Financial Services Fund                     154         316
INVESCO VIF-Health Sciences Fund                        154         316
INVESCO VIF-Technology Fund                             154         316
INVESCO VIF-Utilities(10)  Fund                         157         324
Calvert VS Social Small Cap Growth(11)  Portfolio       157         324
Calvert VS Social Mid Cap Growth(11)  Portfolio         155         318
Calvert VS Social Equity(11)  Portfolio                 153         314
Berger IPT-Large Cap Growth(12)  Fund                   155         318
Berger IPT-Small Company Growth(12)  Fund               156         320
J.P. Morgan Series Trust II Bond Portfolio              151         308
J.P. Morgan Series Trust II Small Company Portfolio     155         318
Rydex VT OTC Fund                                       158         326
Rydex VT U.S. Government Money Market Fund              155         319
Rydex VT Nova Fund                                      158         326
Rydex VT Ursa Fund                                      162         337
Rydex VT Arktos Fund                                    165         345

The examples are based on actual expenses for 2001 except as noted in footnote
(7) in the Table of "Portfolio Annual Expenses" for the Lord Abbett VC MidCap Portfolio and the Lord Abbett VC International Portfolio. Actual expenses reflected are before any fee waivers and after expense reimbursements.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical; past or future annual returns may be greater or lesser than the assumed amount.

Suitability of the Contracts



Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. The contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit, lifetime annuity payments, and optional riders make the contract appropriate for their purposes. The issue age limitation is age 75 on the Guaranteed Minimum Death Benefit Rider and the Estate Planning Rider.

Death Benefit

The National AAdvantage Variable Annuity contract pays a death benefit when the annuitant or owner dies before the maturity date if the contract is still in force. The death benefit is equal to the greater of (a) the accumulation value,
(b) net premiums, or (c) if elected, the guaranteed minimum death benefit. Premium taxes may be deducted from the death benefit proceeds.



Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at 1-877-586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
Phone #:  1-877-586-0240
Fax #:  866-270-9565

You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such state variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information.

SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its
Investment Divisions

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March, 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums to any of the investment divisions of Our Separate Account.

The Funds

Each of the 49 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

(a)      Fidelity's Variable Insurance Products Fund,
(b)      American Century Variable Portfolios, Inc.,
(c)      MFS(R)Variable Insurance Trusts,
(d)      Lord Abbett Series Fund, Inc.,
(e)      Alger American Fund,
(f)      Van Eck Global Worldwide Insurance Trust,
(g)      LEVCO Series Trust,
(h)      INVESCO Variable Investment Funds, Inc.,
(i)      Calvert Variable Series, Inc.,
(j)      Berger IPT Funds,
(k)      J.P. Morgan Series Trust II, and
(l)      Rydex Variable Trust

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the funds' Statements of Additional Information. You should read the funds' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investments in the funds. Currently these revenues range from 0.10% to 0.25% of Midland's investment in the funds.

Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

Portfolio                   Objective

VIP Market Money Portfolio  Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.

VIP High Income Portfolio   Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital. Contract owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.

VIP Equity-Income           Seeks reasonable income by investing primarily in income-producing equity securities. In
Portfolio                   choosing these securities, the Investment Manager will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

VIP Growth Portfolio        Seeks capital appreciation by investing in common stocks. The adviser invests the fund's assets in companies the adviser believes have above-average growth potential.

VIP Overseas Portfolio      Seeks long-term growth of capital, primarily through investments in foreign securities.

VIP MidCap Portfolio        Seeks long term growth of capital.

VIP Asset Manager           Seeks high total return with reduced risk over the long term by allocating its assets
Portfolio                   among domestic and foreign stocks, bonds and short-term instruments.

VIP Investment Grade Bond   Seeks as high a level of current income as is consistent with the preservation of capital
Portfolio                   by investing in U.S. dollar-denominated investment-grade bonds.

VIP Contrafund(R) Portfolio Seeks to achieve capital appreciation over the long term by investing in common stocks and securities of companies whose value the manager believes is not fully recognized by the public.

VIP Asset Manager: Growth   Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Portfolio                   instruments, and other investments.

VIP Index 500 Portfolio     Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 Stocks.

VIP Growth & Income         Seeks high total return, combining current income and capital appreciation.  Invests
Portfolio                   mainly in stocks that pay current dividends and show potential for capital appreciation.

VIP Balanced Portfolio      Seeks both income and growth of capital. When the Investment Manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.

VIP Growth Opportunities    Seeks capital growth by investing primarily in common stocks. Although the fund invests
Portfolio                   primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.

American Century VP         Seeks capital growth by investing primarily in common stocks that management considers to
Capital Appreciation        have better-than-average prospects for appreciation.
Portfolio

American Century VP Value   Seeks long-term capital growth with income as a secondary objective.  Invests primarily
Portfolio                   in equity securities of well-established companies that management believes to be under-valued.

American Century VP         Seeks capital growth and current income.  Invests approximately 60 percent of its assets
Balanced Portfolio          in common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.

American Century VP         Seeks capital growth by investing primarily in securities of foreign companies that
International Portfolio     management believes to have potential for appreciation.

American Century VP         Seeks dividend growth, current income and capital appreciation. The Portfolio will seek
Income & Growth Portfolio   to achieve its investment objective by investing in common stocks.

MFS VIT Emerging Growth     Seeks to provide long-term growth of capital.
Series

MFS VIT Research Series     Seeks to provide long-term growth of capital and future income.

MFS VIT Investors Trust     Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable
Series                      current income.

MFS VIT New Discovery       Seeks capital appreciation.
Series

Lord Abbett VC Growth and   Seeks long-term growth of capital and income without excessive fluctuations in market
Income Portfolio            value.

Lord Abbett VC MidCap       Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                   believed to be undervalued in the marketplace.

Lord Abbett VC              Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
International               issuers.

Alger American Small        Seeks long-term capital appreciation.  It focuses on small, fast growing companies that
Capitalization Portfolio    offer innovative products, services or technologies to a rapidly expanding marketplace.
                            Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap
                            600(R) Index.

Alger American MidCap       Seeks long-term capital appreciation.  It focuses on midsize companies with promising
Growth Portfolio            growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index(R).

Alger American Growth       Seeks long-term capital appreciation.  It focuses on growing companies that generally
Portfolio                   have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American Leveraged    Seeks long-term capital appreciation.  Under normal circumstance, the portfolio invests,
AllCap Portfolio            in the equity securities of companies of any size which demonstrate promising growth potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing including interest paid on the money borrowed.

Van Eck Worldwide Hard      Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Assets Fund                 Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.

Van Eck Worldwide           Seeks long-term capital appreciation by investing in primarily equity securities in
Emerging Markets Fund       emerging markets around the world.  The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

LEVCO Equity Value Fund     Seeks long-term growth of capital by normally investing at least 85% of its total assets in common stocks and other securities having equity characteristics, in issuers with market capitalizations of greater than $2 billion.

INVESCO VIF-Financial       Seeks to make an investment grow by aggressive management.  The Fund invests primarily in
Services Fund               equity securities of companies involved in the financial services sector.

INVESCO VIF-Health          Seeks to make an investment grow by aggressive management.  The Fund invests primarily in
Sciences Fund               equity securities of companies that develop, produce, or distribute products or services related to health care.

INVESCO VIF-Technology      Seeks long-term capital growth.  The Fund invests primarily in equity securities of
Fund                        companies engaged in technology-related industries.

INVESCO VIF-Utilities Fund  Seeks capital appreciation and income.  The Fund invests primarily in equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.

Calvert Variable Series     Seeks to provide long-term capital appreciation by investing primarily in equity
Social Small Cap Growth     securities of companies that have small market capitalization's.
Portfolio

Calvert Variable Series     Seeks to provide long-term capital appreciation by investing primarily in a
Social Mid Cap Growth       nondiversified portfolio of the equity securities of mid-sized companies that are
Portfolio                   undervalued but demonstrate a potential for growth.

Calvert Variable Series     Seeks growth of capital through investment in stocks of issuers in industries believed to
Social Equity Portfolio     offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.

Berger IPT- Large Cap       Seeks capital appreciation.  In pursuing that goal, the Fund primarily invests in the
Growth Fund                 securities of large, well-established companies that have the potential for growth.

Berger IPT- Small Company   Seeks capital appreciation.  In pursuing that goal, the Fund primarily invests in the
Growth Fund                 common stocks of small companies with the potential for rapid revenue and earnings growth.

JP Morgan Series Trust II   Seeks to provide high total return consistent with moderate risk of capital and
Bond Portfolio              maintenance of liquidity.

JP Morgan Series Trust II   Seeks to provide high total return from a portfolio of small company stocks.
Small Company Portfolio

Rydex VT OTC Fund           Seeks to provide investment results that correspond to a benchmark for over-the-counter securities.  The current benchmark is the NASDAQ 100 Index(TM).  The NASDAQ 100 Index(TM)
                            contains the 100 largest non-financial, non-utilities stocks in the NASDAQ composite.

Rydex VT U.S. Government    Seeks to provide security of principal, high current income, and liquidity.  The Fund
Money Market Fund           invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Rydex VT Nova Fund          Seeks to provide investment returns that correspond to 150% of the daily performance of the S&P 500(R) Index.  The S&P 500 Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ.

Rydex VT Ursa Fund          Seeks to provide investment returns that inversely correlate to the daily performance of the S&P 500 Index.  The S&P 500(R) Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ.

Rydex VT Arktos Fund        Seeks to provide investment results that will match the performance of a specific benchmark.  The current benchmark is the inverse of the performance of the NASDAQ 100
                            Index(TM).  The NASDAQ 100 Index(TM) contains the 100 largest non-financial, non-utilities stocks in the NASDAQ Composite.

Fidelity Management & Research Company manages the VIP portfolios. American Century Investment Management, Inc. manages the American Century VP portfolios. MFS(R)Services Company manages the MFS Variable Insurance Trusts. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. Fred Alger Management, Inc. manages the Alger American Fund. Van Eck Global manages the Van Eck Global Worldwide Insurance Trust. John A. Levin & Co., Inc. manages the LEVCO Series Trust. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc. Berger LLC manages the Berger IPT Funds. Calvert Asset Management Company, Inc. managers the Calvert Variable Series, Inc. J.P. Morgan Investment Management, Inc. manages the J.P. Morgan Series Trust II. Rydex Global Advisors manages the Rydex Variable Trust.


The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for purposes of determining whether a $15 administrative fee will be assessed (see "Transfers of Accumulation Value" on page 34).



The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

o add investment divisions to, or remove investment divisions from Our Separate Account;

o    combine two or more divisions within Our Separate Account;

o withdraw assets relating to Our variable annuities from one investment division and put them into another;

o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes;

o end the registration of Our Separate Account under the Investment Company Act of 1940;

o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 (unless You elect the minimum premium rider; see below), or $2,000 for a qualified contract. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made payable to Midland National Life and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium payment until the application is complete.

Your initial premium payment will be allocated according to Your choice as of the business day We receive it or We accept Your application, whichever is later. Each premium received thereafter will be allocated to Our Separate Account or Fixed Account on the day of receipt, according to Your instructions.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.



We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and contract value. To obtain more information about these other contracts, contact Our Principal Office.

American Airlines AAdvantage Program

At no additional cost, We will award American Airlines mileage program miles based on the amount of Your initial purchase. Additional miles may be awarded as a result of subsequent purchase payments. AAdvantage Program miles will be awarded within 60 days after payment is received. Miles will not be awarded with respect to any amount that is withdrawn from the contract. We reserve the right to determine the number of miles, if any, awarded with each purchase payment we receive.

We do not guarantee that the airline will continue to offer a mileage program nor do We guarantee any future miles crediting. American Airlines may find it necessary to change AAdvantage Program rules, regulations, travel awards and special offers at any time without notice. This means that American may initiate changes impacting, for example, participant affiliations, rules for earning mileage credits, mileage levels and rules for use of travel awards, and the features of special offers. American Airlines reserves the right to end the AAdvantage Program with six months notice. AAdvantage travel awards, mileage accrual and special offers are subject to government regulations. American Airlines is not responsible for products or services offered by other participating companies. You may not be able to obtain all offered awards at all times or use awards for all destinations or on all flights.

The expenses for a contract, which awards mileage program miles, may be higher than a contract that does not award mileage program miles, and the value, if any, of such award of miles may be more than offset by additional expenses attributable to the contract. If the American Airlines mileage program is discontinued the fees and charges under the contract will not be reduced.

Minimum Premium Rider

At the time of application, You may select this rider which allows for a lower initial premium payment for non-qualified contracts. Under the minimum premium rider, You may make an initial premium payment of $2,000 (or more). We currently deduct a daily charge of 0.25% per annum against Your Separate Account accumulation value for this rider (the maximum charge is 0.50%). We will continue to assess a fee for this benefit until Your net premium exceeds the regular minimum premium requirement of $10,000. Once Your net premium exceeds $10,000, We will cease imposing the additional charge even if Your accumulation value falls below $10,000 in the future because of negative investment performance. This charge will continue indefinitely if Your net premium is never greater than $10,000. This rider is only available for non-qualified contracts. We reserve the right to waive the charge for this rider.



Free Look

You generally have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You want to cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

(1)  the accumulation value less any premium bonus credit, or
(2)  if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The contract value will reflect both the positive and negative investment performance of the investment divisions of Our Subaccount chosen by You in the contract application.

Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

Allocation of Premium Payments

You will specify Your desired premium allocation on the contract's supplemental application form. Your instructions in Your supplemental application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your supplemental application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. In certain states, allocations to and transfers from the Fixed Account are not permitted.

Changing Your Premium Allocation Percentages



You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the date We receive Your request at Our Principal Office. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See " Dollar Cost Averaging" on page 35).

Bonus Credit Rider

At the time of Your application, You may choose the bonus credit rider that will add a credit of 4% to Your premium payments received during the first contract year. We will deduct an additional daily Separate Account charge of 0.60% for this rider. We deduct the daily charge against Your Separate Account accumulation value only during the first 7 contract years. We expect to profit from this charge. Electing a bonus credit rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the bonus credit rider. In general, in order to receive a benefit from this rider, the Separate Account performance must be at least 8.34% annually. Generally, the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa. No airline miles will be awarded for the bonus amount credited.

Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year.

If you exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value reflects various charges. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account at an effective annual rate of between 0.95% (for the basic contract only) and 3.60% (if You elect all of the optional riders). Additional information on the accumulation unit values is contained in the SAI.

The Fixed Account

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3% minus any surrender charges, partial surrenders or transfers. The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

You may accumulate amounts in the Fixed Account by:
o  allocating net premiums,
o  transferring amounts from the investment divisions, or
o  earning interest on amounts You already have in the Fixed Account.

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions. The total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This limit does not apply to transfers made in a Dollar Cost Averaging or Portfolio Rebalancing program.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date. However, We reserve the right to assess a $15 charge after the 12th transfer in a contract year.

The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. For information regarding telephone or facsimile requests, see "Inquiries" on page
25. For limitations on transfers to and from the Fixed Account, see "The Fixed Account" on page 33.

After the maturity date, You can only make two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to restrict or eliminate this transfer privilege at any time.

Market Timing and Excessive Trading Limits

The contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other owners.

Surrenders

You may withdraw all or part of Your surrender value by sending Us a written request. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn.

Any applicable surrender charge and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) is also subtracted.

Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request. We may defer payment for a longer period only when:

o    trading on the New York Stock Exchange is restricted as defined by the SEC;

o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

o for such other periods as the SEC may by order permit for the protection of owners.

See "When We Pay Proceeds From This Contract" page 47.



If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.



Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements. The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 39.)

A surrender will generally have Federal income tax consequences that can include tax penalties and tax withholding. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 40.)

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender.

(See "FEDERAL TAX STATUS" on page 40.)

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:

(a)  the DCA source account from which transfers will be made,

(b) that any money received with the form is to be placed into the DCA source account,

(c) the total monthly or quarterly amount to be transferred to the other investment divisions, and

(d) how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24 month period by providing Us with written authorization at the end of each 24 month time period. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. While We currently allow an unlimited number of free transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

We reserve the right to end the DCA program by sending You one month's notice.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")

At the time of Your application, You may elect one of two Fixed Account DCA programs. These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. While in the Fixed Account DCA accounts, Your premiums will earn a higher rate of interest than is currently credited to the Our Fixed Account. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You may choose 1 of the following 2 Fixed Account DCA programs:

The 6-month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a quarterly, semi-annual, or annual basis. The accumulation value must be at least $5,000 on each contract anniversary to be eligible for this program. If You elect this option, then on the contract anniversary day, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing.
Fixed Account Earnings Sweep Program

You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. Transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. There is no charge for earnings sweep transfers and an earnings sweep transfer is not considered a transfer for purposes of assessing a transfer charge. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account Earnings Sweep Program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep Program is available on Your contract.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed on the day when the withdrawal is otherwise to be made, then the withdrawal will be processed on the next business day. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 39.) The surrender charge applies to systematic withdrawals in excess of the free partial surrender amount in the same manner as it applies to other partial surrenders.

Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2 . Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Free Surrender Amount

You may withdraw up to 10% of Your net premiums (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. The value of 10% of the net premiums is determined on the date of the first partial surrender. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year. The free surrender amount is not subject to the $500 minimum surrender amount.

Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement

This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of: a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Death Benefit

If the annuitant or the owner dies before the maturity date, then the death benefit must be paid within 5 years of the annuitant's or owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint annuitants the death benefit is paid upon the second death. For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives the later of:

(a)  due proof of death and
(b)  an election form of how the death benefit is to be paid.

Unless a payment option is selected within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum calculated as of that date.

If an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the even of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:
(a)  the accumulation value; or
(b) 100% of the total net premium payments made to Your contract; or
(c) the guaranteed minimum death benefit, if elected, as defined below. Premium taxes may be deducted from the death benefit proceeds.
Guaranteed Minimum Death Benefit (GMDB)

If You elect the guaranteed minimum death benefit rider, then the death benefit will be the greater of total premiums paid minus adjustments for any partial surrenders accumulated at 6% annual interest (limited to an additional 100% of premiums minus adjustments for any partial surrenders) or the accumulation value. There currently is a charge of 0.50% per year against Your Separate Account accumulation value for this rider (the maximum charge is 0.75% per year). You will incur this charge even during periods when the rider would pay no benefit.

Any adjustments for partial surrenders will reduce the death benefit by the same proportion the accumulation value was reduced by the partial surrender.

Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our general account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

Higher Education Rider

At the time of application, You may select the higher education rider which provides an extra benefit equal to 10% of the gain (accumulation value less premiums) in the contract . This rider is only available for non-qualified contracts. Under this rider, You may request a partial or full surrender, made directly to a United States accredited institution of higher education, at any time after the 7th contract anniversary. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. We will deduct a fee for this optional rider (of up to 4.00% per year). If You select this rider, the fee is deducted for the life of the contract, even if You never request a withdrawal for higher education. Subject to state availability, You can terminate this rider at any time by sending a written request to Our principal office.

Estate Planning Rider

At the time of application, You may select the Estate Planning rider which provides an extra death benefit of 40% of the gain (accumulation value less premiums) in the contract that is included in the death benefit. The maximum extra death benefit is limited to 50% of the net premiums. We will deduct an additional daily charge against Your Separate Account accumulation value currently at the annual rate of 0.35% (the maximum is 0.75%). You would pay this charge even during periods when the rider would not pay any benefit (because there is no gain). This rider only pays a benefit on gain. If You do not have any gain in Your contract when the death benefit is calculated, then You will not receive a benefit from this rider.

CHARGES, FEES AND DEDUCTIONS
Surrender Charges on Surrenders

We may deduct a surrender charge from any surrender of premiums (including a surrender to effect an annuity and on systematic withdrawals). This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the premiums withdrawn and equals:

     Length of Time from
       Premium Payment               Surrender
      (Number of Years)               Charge
              1                         7%
              2                         7%
              3                         6%
              4                         5%
              5                         4%
              6                         3%
              7                         2%
             8+                         0%

The surrender charge may be partially waived pursuant to the Charitable Remainder Trust Endorsement. This waiver is subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate of 0.95% of the accumulation values in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses.

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. We waive this charge if Your net premium is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Rider Charges

We deduct an extra charge on a daily or other periodic basis for each optional rider that You select, as a percentage of the accumulation value in the Separate Account. These charges are specified above in the Summary section of this prospectus.

Transfer Charge

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge after the 12th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary.

See the funds' prospectuses for more information. Also see the "

Fee Table - Summary of Basic Contract  Fees" on page 12.



Premium Taxes

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other governmental entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or other economic burden resulting from the application of the tax laws.

FEDERAL TAX STATUS

Introduction

NOTE: Midland has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax adviser about Your own circumstances. Midland has included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Contracts

If You purchase the contract under an individual retirement annuity, Your contract is referred to as a qualified contract. Qualified contracts are issued in connection with the following plan:

o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

    (1) elective contributions made in years beginning after December 31, 1988;
    (2) earnings on those contributions; and
    (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

       Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

The contract contains death benefit features that in some cases may exceed the greater of the premium payments or the accumulation value. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

The Internal Revenue Service may take the position that the death benefit adversely affects the qualification of the policy as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the policy and the imposition of penalty taxes.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding, and "eligible rollover distributions" from corporate pension and profit-sharing and H.R. 10 plans are subject to a mandatory 20% withholding except in the case of a direct rollover.

If You purchase the contract as an individual and not under an individual retirement annuity, Your contract is referred to as a nonqualified contract.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Contracts

If You make a surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceeds the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of premiums). The bonus credit will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

o    paid on or after the taxpayer reaches age 59 1/2;

o    paid after an owner dies;

o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

o    paid under an immediate annuity; or

o    which come from premium payments made prior to August 14, 1982.

All nonqualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income. In general, the excludable portion of each annuity payment You receive will be determined as follows:

o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:

o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the return of premiums death benefit) are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin. The earliest possible maturity date is the 8th contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.   take the surrender value in one lump sum, or

2. convert the surrender value into an annuity payable to the annuitant under one or more of the payment options described below.

SELECTING AN ANNUITY OPTION

You may apply the proceeds of a surrender to effect an annuity. Unless You choose otherwise, Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed payout and the surrender value from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes

o    rules on the minimum amount We will pay under an option,

o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

o the naming of people who are entitled to receive payment and their beneficiaries, and

o    the ways of proving age, gender, and survival.

You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment plan at least 30 days before the maturity date.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 3.00% a year. We may also credit interest under the fixed deposit options at a rate that is above the 3.00% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the options chosen.

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 3% (three percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed investment rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 0.95% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 3% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 3% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained by writing to Our Principal Office.

Payout Options

The following four payout options are available:

1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, up to 20 years.

2. Life Annuity: We will pay the money as monthly income for life. You may choose from 1 of 2 ways to receive the income:

     (a) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

     (b) With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

3. Income for a Specified Amount: We will pay income of the accumulation value until the principal and interest are exhausted. Payments will begin on the maturity date and will continue until the principal and interest, at the rate of 3% compounded per annum, are exhausted.

4. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after the Maturity Date

After the maturity date, two transfers per contract year may be made among the investment divisions. Transfer requests received before the New York Stock Exchange closes will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
1-877-586-0240

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

o    to elect the funds' Board of Directors,

o    to ratify the selection of independent auditors for the funds,

o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

o    in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.

Our Reports to Owners

Shortly after the end of each calendar year, We will send You a report that shows

o    Your accumulation value, and

o any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

The annual statements are sent instead of sending a confirmation of certain transactions (such as premium payments by automatic bank draft checking account deductions or Civil Service allotments).

We also currently intend to send You semi-annual reports with financial information on the funds, including a list of the investments held by each portfolio.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30 day yield which reflects the income generated by an investment in the investment division over a 30 day period.

Midland may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Your Beneficiary

You name Your beneficiary in Your contract application. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during the owner's and annuitant's lifetime by writing to Our Principal Office. This change takes effect as of the date that the written notice was signed. If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner's or annuitant's estate. If the beneficiary is living at the time of the owner's or annuitant's death, then proceeds are payable to the contingent beneficiary, if any.

Assigning Your Contract

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits or surrenders within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive due proof of death and the election of how the death benefit is to be paid [or 90 days after We receive proof of death].

We may delay payment for one or more of the following reasons:
1)  We cannot determine the amount of the payment because:
    a)  the New York Stock Exchange is closed,
    b)  trading in securities has been restricted by the SEC, or
    c)  the SEC has declared that an emergency exists,

2)  the SEC by order permits Us to delay payment to protect Our owners, or
3)  Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.

We may defer payment of any surrender or surrender from the Fixed Account, for up to six months after We receive Your request.

Sales Agreements

The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Sammons Securities Company, LLC, or broker-dealers who have entered into written sales agreements with Sammons Securities Company, LLC. Sammons Securities Company, LLC, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
(NASD). Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas Texas, the ultimate parent- company of Midland National Life. The mailing address for Sammons Securities Company, LLC is:

                                 4261 Park Road
                               Ann Arbor, MI 48103


We will pay a commission of up to 4.50% of premiums paid. We may sell Our contracts through broker-dealers registered with the SEC under the Securities Exchange Act of 1934 that enter into selling agreements with Us.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

|X|  the surrender charge;

|X|  the mortality and expense risk charge;

|X| revenues, if any, received from the underlying portfolios or their managers; and

|X|  investment gain on amounts allocated under contracts to the Fixed Account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the Separate Account.

Pending regulatory approvals, We intend to distribute the contract in all states, except New York, and in certain possessions and territories.

Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's contract during the first year.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to the federal securities laws. We are not involved in any material legal proceedings.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

IBM Park Building
Suite 1300
650 Third Avenue South
Minneapolis, MN 55402-4333

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

TABLE OF CONTENTS                                                                                                Page
THE CONTRACT
     Entire Contract                            ..................................................................3
     Changes to the Contract                    ..................................................................3
     Beneficiary                                ..................................................................3
     Change of Beneficiary                      ..................................................................3
     Change in Maturity Date                    ..................................................................3
     Incontestability                           ..................................................................3
     Misstatement of Age or Sex                 ..................................................................3
     Periodic Reports                           ..................................................................4
     Non-participating                          ..................................................................4
     Claims of Creditors                        ..................................................................4
     Minimum Benefits                           ..................................................................4
     Payment of Premiums                        ..................................................................4
     Ownership                                  ..................................................................4
     Assignment                                 ..................................................................4
     Accumulation Unit Value                    ..................................................................4
     Annuity Payments                           ..................................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS
     VIP Money Market Investment Division Yield Calculation.......................................................6
     Other Investment Division Yield Calculations.................................................................7
     Total Return Calculations                  ..................................................................8
     Cumulative Total Returns                   ..................................................................8
     Adjusted Historical Performance Data       9
FEDERAL TAX MATTERS
     Tax Free Exchanges (Section 1035)          ..................................................................9
     Required Distributions                     .................................................................10
     Taxation of Qualified Contracts            .................................................................11
DISTRIBUTION OF THE CONTRACT                    .................................................................12
SAFEKEEPING OF ACCOUNT ASSETS                   13
STATE REGULATION                                .................................................................13
RECORDS AND REPORTS                             .................................................................13
LEGAL PROCEEDINGS                               .................................................................13
LEGAL MATTERS                                   .................................................................13
EXPERTS                                         .................................................................14
OTHER INFORMATION                               .................................................................14
FINANCIAL STATEMENTS                            .................................................................14

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                  NATIONAL AADVANTAGE VARIABLE ANNUITY CONTRACT


                                   Offered by

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Through Midland National Life Separate Account C)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the National AAdvantage Variable Annuity ("Contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated July 1, 2002, by writing to Midland National Life Insurance Company at our principal office located at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                               Dated July 1, 2002

                                TABLE OF CONTENTS

THE CONTRACT.................................................................................................................3
  Entire Contract............................................................................................................3
  Changes to the Contract....................................................................................................3
  Beneficiary................................................................................................................3
  Change of Beneficiary......................................................................................................3
  Change in Maturity Date....................................................................................................3
  Incontestability...........................................................................................................3
  Misstatement of Age or Sex.................................................................................................3
  Periodic Reports...........................................................................................................4
  Non-participating..........................................................................................................4
  Claims of Creditors........................................................................................................4
  Minimum Benefits...........................................................................................................4
  Payment of Premiums........................................................................................................4
  Ownership..................................................................................................................4
  Assignment.................................................................................................................4
  Accumulation Unit Value....................................................................................................4
  Annuity Payments...........................................................................................................5

CALCULATION OF YIELDS AND TOTAL RETURNS......................................................................................6
  VIP Money Market Investment Division Yield Calculation.....................................................................6
  Other Investment Division Yield Calculations...............................................................................7
  Total Return Calculations..................................................................................................8
  Cumulative Total Returns...................................................................................................8
  Adjusted Historical Performance Data.......................................................................................9

FEDERAL TAX MATTERS..........................................................................................................9
  Tax-Free Exchanges (Section 1035)..........................................................................................9
  Required Distributions....................................................................................................10
  Taxation of Qualified Contracts...........................................................................................11


DISTRIBUTION OF THE CONTRACT................................................................................................13


SAFEKEEPING OF ACCOUNT ASSETS...............................................................................................13

STATE REGULATION............................................................................................................13

RECORDS AND REPORTS.........................................................................................................13

LEGAL PROCEEDINGS...........................................................................................................13


LEGAL MATTERS...............................................................................................................14


EXPERTS.....................................................................................................................14

OTHER INFORMATION...........................................................................................................14

FINANCIAL STATEMENTS........................................................................................................14

                                  THE CONTRACT

Entire Contract

The entire Contract between You and Us consists of the Contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the Contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the Contract.

We may change the Contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the Contract.

Beneficiary

You will name the Beneficiary in the application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. If no Beneficiary is living when the Owner or Annuitant dies, the death benefit will be paid to You or Your estate. If no primary Beneficiary is living at the time of the Owner's or Annuitant's death, the proceeds are payable to the Contingent Beneficiary, if any.

Change of Beneficiary

You may change a revocable Beneficiary. We must receive Written Notice informing Us of the change. Upon receipt and acceptance, a change takes effect as of the date the Written Notice was signed. We will not be liable for any payment made before We record the Written Notice.

Change in Maturity Date

At any time You may change the Maturity Date by Written Notice. We must receive Your Written Notice requesting such change at least 30 days prior to the original Maturity Date. Any Maturity Date may not be a date that is before the end of the Surrender Period shown on the Specifications Page.

Incontestability

We will not contest the Contract.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the Payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the Contract is delivered.

Periodic Reports

At least once each year, We will send You a report containing information required by applicable state law.

Non-participating

The Contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the Contract to a Beneficiary or Payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the Contract are not less than the minimum required by the laws of the state in which the Contract is delivered.

Payment of Premiums

The Initial Premium is due on the Issue Date. You may make additional premium payments in any amount and frequency, subject to the limits shown on the Specifications Page.

Ownership

The Contract belongs to You. You have all rights granted by the Contract, including the right to change Owners and Beneficiaries, subject to the rights of:

1)  Any assignee of record with Us;
2)  Any irrevocable Beneficiary; and
3)  Any restricted Ownership.

We must receive Written Notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the Written Notice was signed. However, We are not liable for payments made by Us before We record the Written Notice.

Assignment

An assignment may have adverse tax consequences.

You may assign the Contract by giving Us Written Notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the Written Notice of assignment.

Accumulation Unit Value

We determine Accumulation Unit Values for each Investment Division of Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was initially set at $10.00. The Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each Investment Division every Business Day as follows:

o First, We take the net asset value per share held in the investment division at the end of the current Business Day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current Business Day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current Business Day.

o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding Business Day (after giving effect to any Contract transactions on that day).

o Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic Contract, with no riders, is currently 0.00260% which is an effective annual rate of 0.95%. This charge is for mortality and expense risks assumed by Us under the Contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a Contract with all of the riders, is currently 0.00986% which as an effective annual rate of 3.60%

o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.


Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.

The dollar amount of each subsequent payment from an Investment Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit Value for that Investment Division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) = the Annuity Unit Value for the preceding business day:
(2) = the net investment factor (as described above) for that division on that business day.
(3) = the investment result adjustment factor 99.986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed twice per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit Value of the Investment Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the VIP Money Market Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the VIP Money Market Investment Division of the Separate Account will be lower than the yield for the VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the effective yield of the VIP Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the VIP Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The VIP Money Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Surrender Charge that may be applicable to a particular Contract. The annualized yield for the seven-day period ending 12/31/2001 was 0.56%.

Other Investment Division Yield Calculations

Midland may from time to time disclose the current annualized yield of one or more of the Investment Divisions (except the Money Market Investment Division) for 30-day periods. The annualized yield of an Investment Division refers to income generated by the Investment Division over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD = 2 [ (a - b + 1)6 - 1 ]
                      -----
                       cd

Where:     a =  net investment income earned during the period by the portfolio
                (or substitute funding vehicle) attributable to shares owned by the Investment Division.
           b =  expenses accrued for the period (net of reimbursements).
           c = the average daily number of units outstanding during the period. d = the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Surrender Charges that may be applicable to a particular Contract. Surrender Charges range from 7% to 0% of the amount of Premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Total Return Calculations

Midland may from time to time also disclose average annual total returns for one or more of the Investment Divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           P (1 + T)n = ERV
Where:     P =  a hypothetical initial payment of $1,000
           T =  average annual total return
           n =  number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations assume the Contract is surrendered and therefore will reflect the effect of Surrender Charges that may be applicable to a particular period.

Midland may disclose average annual total returns in various ways, depicting (a) whether the Contract is surrendered or maintained in force; (b) whether the bonus credit is selected; (c) whether other optional riders are selected. Accordingly, Midland may disclose the following types of average annual total return:

1. The Contract is surrendered and has the bonus credit and all other optional riders;

2. The Contract is surrendered, but neither the bonus nor any other riders are selected;

3. The Contract is surrendered, the bonus is selected but no other riders are selected;

4. The Contract is not surrendered, the bonus credit is not selected, but all other riders are selected; and

5. The Contract is not surrendered, and neither the bonus credit nor any other riders are selected.

Total return figures may also reflect that some but not all riders (other than the bonus) are selected.

Cumulative Total Returns

Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

           CTR = [ERV/P] - 1

Where:     CTR =   the cumulative total return net of Investment Division
                   recurring charges for the period.
           ERV =   ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional
                   portion thereof).
           P   =   an assumed initial payment of $1,000

The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland may also disclose adjusted historical performance data for an Investment Division for periods before the Investment Division commenced operations, based on the assumption that the Investment Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment Division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. The Contract Charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average Accumulation Value of $35,000 so it is calculated as [$30/$35,000, or 0.09% annually]. The total is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

                               FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified Contract which is eligible to "rollover" into an IRA (except 403(b) Contracts). The Company differentiates between nonqualified Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity Contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Non-Natural Person

If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to Contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

                          DISTRIBUTION OF THE CONTRACT

Sammons Securities Company, LLC, the principal underwriter of the Contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent-company of Midland National Life. The address for Sammons Securities Company, LLC is as follows: 4261 Park Road, Ann Arbor, Michigan 48103.


The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with Sammons Securities Company, LLC. The offering of the Contracts is continuous and Sammons Securities Company, LLC does not anticipate discontinuing the offering of the Contracts. However, Sammons Securities Company, LLC does reserve the right to discontinue the offering of the Contracts. Midland will pay an underwriting commission to Sammons Securities Company, LLC equal to 6.25% of all National AAdvantage Variable Annuity premiums.


                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are held separate and apart from our fixed account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

                                STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

                                     EXPERTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

      PricewaterhouseCoopers LLP
      IBM Park Building, Suite 1300
      650 Third Avenue S.
      Minneapolis, MN  55402-4333

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.

           The following are incorporated in this filing by reference

                            Filing Number: 333-71800

                 National Advantage Variable Annuity Prospectus
                                       And
                     National Advantage Variable Annuity SAI
                   As filed in Post-Effective #1 Amendment to
                           this Registration Statement

Part C Item 24

(a)  Financial Statements

     Financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

     (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (4)

     (2) Not Applicable

     (3) (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities Company, LLC (7)

         (b)  Registered Representative Contract(4)

     (4) (a)  Form Flexible Premium Deferred Variable Annuity Contract (8)

     (5) (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract (7)

     (6) (a)  Articles of Incorporation of Midland National Life
              Insurance Company (4)

         (b)  By-laws of Midland National Life Insurance Company (4)

     (7) Not Applicable

     (8) (a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (4)

         (b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund and Variable Products Fund II. (3)

         (c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (4)

         (d) Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment
              Services Inc. (4)

         (e) Participation Agreement for Massachusetts Financial Variable Insurance Trusts. (5)

         (f)  Participation Agreement for Lord Abbett Series Funds, Inc.  (5)

         (g)  Participation Agreement for Fred Alger Management, Inc. (6)

         (h) Amendments to Participation Agreement for Lord Abbett Series Fund, Inc. (2)

         (i) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (6)

         (j) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation. (7)

         (k) Form of Participation Agreement between Midland National Life Insurance Company and INVESCO Funds Group, Inc. (7)

         (l) Form of Participation Agreement between Midland National Life Insurance Company and Berger LLC. (9)

         (m) Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (8)

         (n) Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment Management, Inc. (9)

         (o) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (9)

     (9) Opinion and Consent of Counsel (7)

     (10)(a)  Consent of Counsel (9)
         (b)  Consent of Independent Auditors (9)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations - Not applicable

(1) Filed with Post-effective Amendment #2 of form N-4 Registration Statement, file number 33-64016 (April 30, 1995) and incorporated by reference.

(2) Incorporated to the like-numbered exhibit in Pre-effective Amendment #1 for Form S-6 File No. 333-80975 on August 31, 1999.

(3) Incorporated to the like-numbered exhibit in Pre-effective Amendment #2 for form S-6 File No. 333-14061 on April 23, 1997.

(4) Filed with Post-effective Amendment #6 of Form N-4 Registration Statement, File No. 33-64016 (April 30, 1998) and incorporated by reference.

(5) Filed with Post-effective Amendment #9 of form N-4 Registration Statement, File No. 33-64016 (April 30, 1999) and incorporated by reference.

(6) Incorporated to the like-numbered exhibit in Post-effective Amendment # 6 for Form S-6 File No. 333-14061 on February 15, 2001.

(7) Filed with the Pre-effective Amendment #1 of form N-4 Registration Statement, File No. 333-71800 on February 1, 2002

(8) Filed with Post-effective Amendment #1 of form N-4 Registration Statement, File No. 333-71800 (May 1, 2002) and incorporated by reference.

(9)  To be filed by amendment.

Item 25

Below is a list of Midland's directors and executive officers

Name and
Business Address                   Principal Occupation            Principal Occupation During Past Five Years
John J. Craig, II                  President and Chief Operating   President (January 2002 to present), Midland National Life
Midland National Life              Officer                         Insurance Company; Executive Vice President (January 1998 to
One Midland Plaza                                                  January 2002), Midland National Life Insurance Company;
Sioux Falls, SD 57193-0001                                         Senior Vice President and Chief Financial Officer (October
                                                                   1993 to 1998), Midland National Life Insurance Company;
                                                                   Treasurer (January 1996 to present), Briggs ITD Corp.;
                                                                   Treasurer (March 1996 to present), Sammons Financial
                                                                   Holdings, Inc.; Treasurer (November 1993 to present), CH
                                                                   Holdings; Treasurer (November 1993 to present), Consolidated
                                                                   Investment Services, Inc.; Treasurer (November 1993 to
                                                                   present), Richmond Holding Company, L.L.C.; Partner (prior thereto), Ernst and Young.

Steven C. Palmitier                Senior Vice President and       Senior Vice President and Chief Marketing Officer (March 1997
Midland National Life              Chief Marketing Officer         to present), Senior Vice President-Sales (August 1996 to
One Midland Plaza                                                  February 1997), Midland National Life Insurance Company;
Sioux Falls, SD 57193-0001                                         Senior Vice President-Sales (prior thereto), Penn Mutual Life
                                                                   Insurance.

Stephen P. Horvat, Jr. Midland     Senior Vice President           Senior Vice President (January 1997 to present), Midland
National Life One Midland Plaza                                    National Life Insurance Company;  Shareholder (June 1996 to
Sioux Falls, SD 57193-0001                                         December 1997), Sorling Law Firm; Senior Vice President,
                                                                   General Counsel & Secretary (prior thereto), Franklin Life
                                                                   Insurance Company.

Donald J. Iverson   Midland        Senior Vice President and       Senior Vice President and Corporate Actuary (November 1999 to
National Life One Midland Plaza    Corporate Actuary               Present); Vice President - Chief Actuary (prior thereto),
Sioux Falls, SD 57193-0001                                         ALLIED Life Insurance Company.

Robert W. Korba                    Board of Directors Member       President and Director (since 1988), Sammons Enterprises,
Sammons Enterprises,                                               Inc.; Vice President (August 1998 to present), Midland
Inc.                                                               National Life Insurance Company.
300 Crescent CT
Dallas, TX 75201

Jon P. Newsome                     Executive Vice President -      Executive Vice President - Annuity Division (April 1999 To
Midland National Life - Annuity    Annuity Division                Present); Executive Vice President (September 1996 to
Division                                                           February 1999), Conseco Marketing, LLC; Chairman & CEO
West Des Moines, IA    50266                                       (November 1995 to September 1996), American Life & Casualty
                                                                   Ins. Co.

Thomas M. Meyer                    Senior Vice President and       Senior Vice President and Chief Financial Officer (January
Midland National Life              Chief Financial Officer         2000 to Present), Vice President and Chief Financial Officer
                                                                   (January 1998 to December 1999), Second Vice President and
                                                                   Controller (1995 to 1998), Midland National Life Insurance
                                                                   Company.

Gary J. Gaspar                     Senior Vice President & Chief   Senior Vice President & Chief Information Officer (August
North American                     Information Officer             1998 to present), Midland National Life Insurance Company;
Company for Life &                                                 Senior Vice President Information Systems Officer (1985 to
Health Insurance                                                   present); North American Company for Life & Health Insurance.
222 South Riverside Plaza
Chicago, IL 60606-5929

Jack L. Briggs                     Vice President, Secretary,      Vice President, Secretary and General Counsel (since 1978),
Midland National Life              and General Counsel             Midland National Life Insurance Company

Gary W. Helder                     Vice President- Policy          Vice President-Policy Administration (since 1991), Midland
Midland National Life              Administration                  National Life Insurance Company.

Robert W. Buchanan                 Vice President- Underwriting    Vice President-Marketing Services (March 1996 to present),
Midland National Life              and New Business                Second Vice President-Sales Development  (prior thereto),
                                                                   Midland National Life Insurance Company.

Timothy A. Reuer                   Vice President - Product        Vice President - Product Development (January 2000 To
Midland National Life              Development                     Present); Actuary - Product Development (March 1996 to
                                                                   December 1999); Associate Actuary (March 1992 to February
                                                                   1996) Midland National Life Insurance Company.

Esfandyar Dinshaw  Midland         Vice President - Annuity        Vice President - Annuity Division (April 1999 to Present);
National Life - Annuity            Division                        Vice President - Actuarial (September 1996 to April 1999),
Division                                                           Conseco; Vice President - Actuarial (January 1991 to August
West Des Moines, IA   50266                                        1996), American Life & Casualty Ins. Co.

Meg J. Taylor                      Vice President and Chief        Vice President (September 2001 - present) and Chief
North American                     Compliance Officer              Compliance Officer (2000 - present) Midland National Life and
Company for Life &                                                 the North American Companies; Assistant Vice President -
Health Insurance                                                   Compliance (1998-2000) Midland National Life and the North
222 South Riverside Plaza                                          American Companies; Director - Product and Market Services
Chicago, IL 60606-5929                                             (1997 - 1998) Transamerica Reinsurance; Assistant Vice
                                                                   President (1987 - 1997) John Alden Life Insurance Company.

*Unless otherwise noted, all addresses are Midland National Life, Executive Offices, One Midland Plaza, Sioux Falls, SD 57913.

Item 26

Persons Controlled by or Under Common Control with the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is a subsidiary of Sammons Enterprises, Incorporated. The Registrant is a segregated asset account of Midland.

The following indicates the persons controlled by or under common control with
Midland:

Estate of Charles A. Sammons

I.   Sammons Enterprises, Inc. (Delaware Corp.) 90.17%

II.  COMMUNICATIONS - Sammons Communications, Inc. (Delaware Corp) 100%
                      Sammons Communications of New Jersey, Inc.
                        (New Jersey Corp.) 100%
                      Sammons Communication of Pennsylvania,  Inc.
                        (Delaware Corp) 100%

III  Consolidated Investment Services Inc. (Nevada Corp) 100%
         Richmond Holding Company, LLC (Delaware LLC) 5%
     A.  Financial Services

         Sammons Financial Holdings, Inc.  (Delaware Corp) 100%
           Midland National Life Insurance Company (Iowa Corp) 100%
                (FEDID # 46-0164570, NAIC Company Code 66044 IA)
           NACOLAH Holding Corporation (Delaware Corp) 100%
                (FEDID #36-412699)
           Institutional Founders Life Insurance Company (Illinois Corp.) 100%
                (FEDID #36-3508234),  NAIC Company Code 85707, Group
                Code 0431 IL)
           North American Company for Life & Health Insurance
                (Illinois Corp.) 100%
                (FEDID #36-2428931, NAIC Company Code 66974 Group Code 0431 IL) North American Company for Life & Health Insurance of New York
                (New York Corp) 100%
                (FEDID #36-1556010, NAIC Company Code 91286, Group Code 0431 NY) NACOLAH Life Insurance Company (Illinois Corp.) 100%
                (FEDID 36-3723034, NAIC Company Code 85456, Group Code 0431 IL) NACOLAH Ventures, LLC (Delaware Corp.)
                (FEDID 36-3495904)
           Midland Advisors Company (South Dakota Corp.) 100%
           Parkway Holdings, Inc. (Delaware Corp.) 100%
             Parkway Mortgage, Inc.  (Delaware Corp.) 100%
     B.  Allied
         CH Holdings Inc. (Delaware Corp) 100%
         Sammons Corporation (Texas Corp) 100%
         Otter, Inc. (Oklahoma Corp.) 100%
         Cathedral Hill Hotel, Inc. (Delaware Corp) 100%
         Sammons Power Development Inc. (Delaware Corp) 100%
         Gila Bend Power Partners, LLC (Delaware LLC) 50%

     C.  Water
         Mountain Valley Spring Company (Arkansas Corp.) 100%
         Wale Lines Inc. (Arkansas Corp.) 100%

     D.  Supply and Service
         Sammons Distribution Holdings, Inc. (Delaware Corp) 100%
         Vinson Supply Company (Delaware Corp.) 100%
             Vinson Supply (UK) LTD (United Kingdom Corp.) 50%
             Myron C. Jacobs Supply Company (Oklahoma Corp.) 100%
             Composite Thread Protectors, Inc. (Pennsylvania Corp.) 100% Vinson Process Controls Company (Delaware Corp.) 100%
         Brigg-Weaver Inc. (Delaware Corp.) 100%
             TMIS Inc. (Texas Corp.) 100%
             B-W Max, Inc. (Delaware Corp.) 100%
             B-W Max Services, Inc. (Delaware Corp.) 100%
               Abastecedora de Services Indutriales y Productos S.A. de C.V.
               (ASPI) (Mexico Corp.)
               Personal Para Services Intogrados de Mexico S.A. (Personal) (Mexico Corp.)
               Especialistas en Systmes de Distribucion Industrial S.A de C.V.
               (ESDI) (Mexico Corp.)
               Especialistas en Procuramiento Industrial S.A. de C.V. (EPI) (Mexico Corp.)
             Sealing Specialists of Texas, Inc. (Texas Corp) 100%

     E.  Equipment Sales and Rentals
         Briggs ITD Corp. (Delaware Corp.) 100%
         Briggs Equipment Trust (Delaware Business Trust) 100%
         Briggs Equipment Mexico Inc. (Delaware Corp.) 100%
         Montacaragras Yale de Mexico S.A. de C.V. (Yalesa) (Mexico Corp.) Briggs Equipment S.A. de C.V. (BESA) (Mexico Corp.)
         Briggs Construction Equipment Inc. (Delaware Corp.) 100%

     F.  Real Estate
         Crestpark LP Inc. (Delaware Corp.) 100%
         Crestpark Holding Inc. (Delaware Corp.) 100%
         Sammons Venture Properties, Inc. (Delaware Corp.) 100% Sammons Realty Corporation (Delaware Corp.) 100% Sammons Legacy Venture GP Inc. (Delaware Corp.) 100% Sammons Legacy Venture LP Inc. (Delaware Corp.) 100% Sammons Income Properties, Inc. (Delaware Corp.) 100% Sammons Eiger Venture LP Inc. (Delaware Corp.) 100% GBH Venture Co. Inc. (Delaware Corp.) 100%
         Grand Bahama Hotel Co. (Delaware Corp.) 100%
         Jack Tar Grand Bahama Limited (Bahama Corp.) 100%

     G.  Tourism
         The Grove Park Inn Resort Inc. (Delaware Corp.) 100%
         Adventure Tour USA, Inc. (Delaware Corp.) 100%
         Santo Tours and Travel Inc. (New York Corp.) 100%

Item 27 Number of Contract Owner

     No Contracts have been sold as of March 1, 2002.

Item 28  Indemnification

The Company indemnifies actions against all officers, directors, and employees to the full extent permitted by South Dakota law. This includes any threatened, pending, or completed action, suit of proceeding, whether civil, criminal, administrative, or investigative. Such indemnification including expenses, judgments, fines and amounts paid in settlement of such actions, suits or proceedings..

Item 29a Relationship of Principal Underwriter to Other Investment Companies.

Sammons Securities Corporation, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b Principal Underwriters

Unless otherwise noted, the address of each director and executive officers of Sammons Securities is:

Sammons Securites Company LLC
4261 Park Road
Ann Arbor, MI  48103


Name and Principal              Positions and Offices
Business Address                With Sammons Securities
Jerome S. Rydell                President
Michael J Brooks                Vice-President

29c Compensation of Principal Underwriters

The following commissions and other compensation were received by each of the principal underwriters, directly or indirectly, from the Registrant with respect to these contracts (File No. 333-71800) during the Registrant's last fiscal year:

Name of Principal           Net Underwriting Discount and    Compensation on       Brokerage
Underwriter                 Commissions                      Redemption            Commissions      Compensation
    Sammons Securities                     0                          0                   0                 0

Item 30 Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at

One Midland Plaza
Sioux Falls, SD  57193

Item 31 Management Services

No management-related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32 Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, has duly caused this Registration Statement to be signed on its behalf in the City of Sioux Falls, South Dakota, on the 24th day of May, 2002.


                                        Midland National Life Separate Account C

(Seal)                               By: Midland National Life Insurance Company

                                          By:/s/________________________________
                                                            Michael M. Masterson
                                                           Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons of Midland National Life Insurance Company in the capacities and on the dates indicated.

Signature                    Title                                  Date

/s/_____________________     Director, Chairman of the Board,       May 24, 2002
Michael M. Masterson         Chief Executive Officer

/s/_____________________     Director, President                    May 24, 2002
John J. Craig II             and Chief Operating Officer

/s/_____________________     Director, Senior Vice President        May 24, 2002
Steven C. Palmitier          and Chief Marketing Officer

/s/_____________________     Director, Senior Vice President        May 24, 2002
Donald J. Iverson            and Corporate Actuary

/s/_____________________     Director, Senior Vice President-       May 24, 2002
Stephen P. Horvat, Jr.       Legal

/s/_____________________     Senior Vice President                  May 24, 2002
Thomas M. Meyer              and Chief Financial Officer

________________________     Director, Chief Executive Officer
Robert W. Korba              and President of Sammons
                             (Parent Company of Midland
                             National Life Insurance Company)